Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-cancellable Capital Expenditure (Details) - Dec. 31, 2021	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	¥ 1,344	$ 211
2023	¥ 188	$ 30